Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Continuing operations
Interest income	£ 15,456	£ 14,541		£ 13,631
Interest expense	(6,049)	(5,479)		(3,786)
Net interest income	9,407	9,062		9,845
Fee and commission income	9,122	8,893		8,751	[2]
Fee and commission expenses	(2,362)	(2,084)		(1,937)	[2]
Net fee and commission income	6,760	6,809		6,814	[2]
Net trading income	4,235	4,566		3,500
Net investment income	1,131	585		861
Other income	99	114		56
Total income	21,632	21,136	[3]	21,076
Credit impairment charges	(1,912)	(1,468)		(2,336)	[4]
Net operating income	19,720	19,668		18,740
Staff costs	(8,315)	(8,629)		(8,560)
Infrastructure costs	(2,970)	(2,950)		(2,949)
Administration and general expenses	(2,300)	(2,457)		(2,740)
Provisions for itigation and conduct	(1,849)	(2,207)		(1,207)
Operating expenses	(15,434)	(16,243)		(15,456)
Share of post-tax results of associates and joint ventures	61	69		70
Profit on disposal of subsidiaries, associates and joint ventures	10	0		187
Profit before tax	4,357	3,494		3,541
Taxation	(1,003)	(911)		(2,066)
Profit after tax in respect of continuing operations	3,354	2,583	[5]	1,475
Loss after tax in respect of discontinued operation	0	0		(2,195)
Profit/(loss) after tax	3,354	2,583		(720)
Attributable to:
Equity holders of the parent	2,461	1,597		(1,748)
Other equity instrument holders	813	752		639
Total equity holders of the parent	3,274	2,349		(1,109)
Non-controlling interests in respect of continuing operations	80	234		249
Non-controlling interests in respect of discontinued operation	0	0		140
Profit/(loss) after tax	£ 3,354	£ 2,583		£ (720)
Earnings per share
Basic earnings/(loss) per ordinary share	£ 0.143	£ 0.094		£ (0.103)
Basic earnings per ordinary share in respect of continuing operations	0.143	0.094		0.035
Basic loss per ordinary share in respect of discontinued operation	0	0		(0.138)
Diluted earnings/(loss) per share	0.141	0.092		(0.101)
Diluted earnings per ordinary share in respect of continuing operations	0.141	0.092		0.034
Diluted loss per ordinary share in respect of discontinued operation	£ 0	£ 0		£ (0.135)

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[2]

The Group elected the cumulative effect transition method on adoption of IFRS 15 for 1 January 2018, and recognised in retained earnings without restating comparative periods. The comparative figures for 2017 are reported under IAS 18

[3]

During 2018, £ 351 m of certain legacy capital i nstrument funding costs were charged to Head Office, the impact of which would have been materially the same i f the charges had been included in full year 2017

[4]	The comparatives for 2017 are presented on an IAS 39 basis
[5]

From 2019, due to an IAS 12 update, the tax relief on payme nts in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, increasing profit after tax by £ 211 m. Further detail can be found in Note 1